Compensation of key management	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Compensation of key management
Compensation of key management

Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management included:

	2017	2016
	$	$

Salaries and short-term employee benefits	6,841	9,232
Share-based payments	6,075	6,544
	12,916	15,776